Revenue From Contracts With Customers - Summary of remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	£ 3,841	£ 3,428	[1]	£ 3,397	[1]
Deferred income	400	386		359
Committed Sales	704	672		632
Remaining transaction price	1,104	1,058		991
Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	1,266	1,265		1,366
Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	1,658	1,359		1,219
Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	917	804		812
Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	626	634		670
Deferred income	1	1		0
Committed Sales	0
Remaining transaction price	1	1		0
Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	188	195		148
Deferred income	0	0		1
Committed Sales	0
Remaining transaction price	0	0		1
Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	29	36		44
Deferred income	0	0		0
Committed Sales	0
Remaining transaction price	0	0		0
Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	640	631		696
Deferred income	95	93		105
Committed Sales	0	0		14
Remaining transaction price	95	93		119
Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	1,470	1,164		1,071
Deferred income	262	255		217
Committed Sales	472	442		413
Remaining transaction price	734	697		630
Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	888	768		768
Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	351	290		323
Deferred income	20	13		18
Committed Sales	7	10		10
Remaining transaction price	27	23		28
Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Sales	537	478		445
Deferred income	22	24		18
Committed Sales	225	220		195
Remaining transaction price	247	244		213
2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price				751
2021 | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price				0
2021 | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price				1
2021 | Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price				0
2021 | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price				84
2021 | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price				426
2021 | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price				27
2021 | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price				213
2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		831		218
2022 | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		1
2022 | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		0
2022 | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		60		14
2022 | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		503		203
2022 | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		23		1
2022 | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		244		0
2023
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	855	202
2023 | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	1
2023 | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2023 | Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2023 | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	56	11
2023 | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	524	191
2023 | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	27
2023 | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	247
2023 and later [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price				22
2023 and later [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price				21
2023 and later [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price				£ 1
2024 and later
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		25
2024 and later | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		22
2024 and later | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price		£ 3
2024
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	220
2024 | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2024 | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2024 | Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2024 | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	14
2024 | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	206
2024 | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2024 | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2025 and later [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	29
2025 and later [member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2025 and later [member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2025 and later [member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2025 and later [member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	25
2025 and later [member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	4
2025 and later [member] | Subscriptions [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	0
2025 and later [member] | Other ongoing performance obligations [member] | Goods or services transferred over time [member] | Services [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining transaction price	£ 0

[1]	Comparative balances have been restated – see Note 1b.